Stock-Based Compensation - Restricted Stock Unit Issuance (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Sep. 09, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Vesting percentage				25.00%
TEMPO AUTOMATION INC
Stock-Based Compensation
Compensation expense		$ 2,323	$ 1,684	$ 2,538	$ 1,256
Common shares available for issuance		3,114,353		1,050,574
Restricted Stock Unit | TEMPO AUTOMATION INC
Stock-Based Compensation
Number of award issued	9,500,000
Service based RSUs | TEMPO AUTOMATION INC
Stock-Based Compensation
Number of award issued		4,750,000
Vesting percentage		33.33%
Vesting period		2 years
Compensation expense		$ 29
Performance based RSUs | TEMPO AUTOMATION INC
Stock-Based Compensation
Total fair value of RSUs		4,300
Compensation expense		$ 0
Performance based RSUs | TEMPO AUTOMATION INC | Tranche one
Stock-Based Compensation
Number of award issued		4,750,000
Vesting percentage		50.00%
Compensation expense		$ 15,000
Performance based RSUs | TEMPO AUTOMATION INC | Tranche two
Stock-Based Compensation
Vesting percentage		50.00%
Compensation expense		$ 5,000